Summary of significant accounting policies (Property Lease and Management) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 3,683	$ 4,293	$ 5,115
Transferred over Time [Member]
Revenues	$ 3,683	$ 4,293	$ 5,115